Note 15 - Business Segment Information	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

Note 15.  Business Segment Information

In determining the segment information, Avalon considered its operating and management structure and the types of information subject to regular review by its “chief operating decision maker.” Using the criteria of FASB ASC 280 Segment Reporting, Avalon’s reportable segments include waste management services and golf and related operations. Avalon accounts for intersegment net operating revenues as if the transactions were to third parties.  The segment disclosures are presented on this basis for all years presented.

Avalon’s primary business segment, the waste management services segment, provides hazardous and nonhazardous brokerage and management services to industrial, commercial, municipal and governmental customers, captive landfill management for an industrial customer and salt water injection well operations.

Avalon’s golf and related operations segment consists of four golf courses and associated clubhouses which provide dining and banquet facilities, a hotel which provides lodging and resort related amenities including dining, banquet and conference facilities, and a multipurpose recreation center. Revenue for the golf and related operations segment consists primarily of membership dues, greens fees, cart rentals, room rentals, merchandise sales, tennis and fitness activities, salon and spa services and food and beverage sales.

Avalon does not have operations located outside the United States and, accordingly, geographical segment information is not presented. In 2022, two customers accounted for 22% of the waste management services segment’s net operating revenues to external customers and 14% of the consolidated net operating revenues. In 2021, one customer accounted for 13% of the waste management services segment’s net operating revenues to external customers and 8% of the consolidated net operating revenues.

The accounting policies of the segments are consistent with those described for the consolidated financial statements in the summary of significant accounting policies (See Note 2).  Avalon measures segment profit for internal reporting purposes as income (loss) before taxes.

Avalon Holdings Corporation and Subsidiaries

Business segment information including the reconciliation of segment income (loss) to consolidated income before income taxes is as follows (in thousands):

	Year Ended December 31,
	2022	2021
Net operating revenues from:
Waste management services:
External customer revenues	$49,763	$42,710
Intersegment revenues	-	-
Total waste management services	49,763	42,710

Golf and related operations:
External customer revenues	31,417	27,673
Intersegment revenues	80	47
Total golf and related operations	31,497	27,720

Segment operating revenues	81,260	70,430
Intersegment eliminations	(80)	(47)
Total net operating revenues	$81,180	$70,383

Income (loss) before income taxes:
Waste management services	$4,373	$3,505
Golf and related operations	151	2,775
Segment income before taxes	4,524	6,280
Corporate interest expense	(1,436)	(1,117)
Corporate gain on debt extinguishment	-	502
Corporate other income, net	13	15
General corporate expenses	(3,987)	(3,944)
Income (loss) before income taxes	$(886)	$1,736

Depreciation and amortization expense:
Waste management services	$118	$104
Golf and related operations	3,169	2,838
Corporate	196	170
Total depreciation and amortization expense	$3,483	$3,112

Avalon Holdings Corporation and Subsidiaries

	Year Ended December 31,
	2022	2021
Interest expense:
Waste management services	$1	$3
Golf and related operations	27	38
Corporate	1,436	1,117
Total interest expense	$1,464	$1,158

Gain on debt extinguishment:
Waste management services	$-	$-
Golf and related operations	-	1,462
Corporate	-	502
Total gain on debt extinguishment	$-	$1,964

Capital expenditures:
Waste management services	$94	$165
Golf and related operations	6,333	4,058
Corporate	134	576
Total capital expenditures	$6,561	$4,799

	December 31,
	2022	2021
Total assets:
Waste management services	$35,198	$34,203
Golf and related operations	63,355	59,700
Corporate	65,630	55,027
Subtotal	164,183	148,930
Elimination of intersegment receivables	(74,433)	(70,893)
Total assets	$89,750	$78,037

In comparing total assets at December 31, 2022 with those at December 31, 2021, the increase in the total assets of the waste management services segment of approximately $1.0 million was primarily a result of an increase accounts receivable. The increase in total assets of the golf and related operations segment of $3.6 million was primarily due to an increase in capital expenditures associated with The Grand Resort and Avalon Field Club at New Castle partially offset by current year depreciation on property and equipment. The increase in corporate total assets of approximately $10.6 million was primarily due to an increase in restricted cash received in conjunction with our 2022 Term Loan Agreement and an increase in intersegment transactions, which are eliminated in consolidation, partially offset by a decrease in operating cash and cash equivalents.